COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
ACCOUNTING POLICY
Contingent liabilities are liabilities of uncertain timing or amount and are not recognized until we have a present obligation as a result of a past event, it is probable that we will experience an outflow of resources embodying economic benefits to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

We disclose our contingent liabilities unless the possibility of an outflow of resources in settlement is remote.

JUDGMENTS
We are exposed to possible losses related to various claims and lawsuits against us for which the outcome is not yet known. We therefore make significant judgments in determining the probability of loss when we assess contingent liabilities.
SUMMARY OF COMMITMENTS
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2025.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	566	811	359	215	1,951
Purchase obligations [2]	910	940	481	995	3,326
Program rights [3]	1,157	2,118	2,174	8,159	13,608

Total commitments	2,633	3,869	3,014	9,369	18,885
[1]    Professional sports players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for periods in excess of one year at contract inception.

Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2025

Acquisition of property, plant and equipment	1,739
Acquisition of intangible assets	210

Total other commitments	1,949

On February 6, 2026, Innovation, Science and Economic Development Canada announced we had won 30 spectrum licences in a residual spectrum licence auction, primarily in the 3800 MHz band, for a total cost of $84 million. We made the first payment of $17 million on February 20, 2026. Final payment of the $67 million remaining balance will be due on March 20, 2026.

CONTINGENT LIABILITIES
Income taxes
We provide for income taxes based on all of the information that is currently available and believe that we have adequately provided for these items. The calculation of applicable taxes in many cases, however, requires significant judgment (see note 14) in interpreting tax rules and regulations. Our tax filings are subject to audits, which could materially change the amount of current and deferred income tax assets and liabilities and provisions, and could, in certain circumstances, result in the assessment of interest and penalties.

Outcome of proceedings
We are involved in various disputes, governmental and/or regulatory inspections, investigations, and proceedings, and other litigation matters. Such legal proceedings can be complex, costly, and highly disruptive to our business operations by diverting the attention and energy of management and other key personnel. It is not possible for us to predict the outcome of such legal proceedings due to the various factors and uncertainties involved in the legal process. Potential outcomes include judgment, awards, settlements, or orders that could have a material adverse effect on our business, reputation, financial condition and results. Legal proceedings could impose restraints on our current or future manner of doing business. The amounts ultimately paid or received upon settlement or pursuant to a final judgment, order, or decree may differ materially from amounts accrued in our financial statements.

Based on information currently known to us, we believe it is not probable that the ultimate resolution of any of the current legal proceedings to which we are subject, individually or in total, will have a material adverse impact on our business, financial results, or financial condition. If circumstances change and it becomes probable that we will be held liable for claims against us and such claim is estimable, we will recognize a provision during the period in which the change in probability occurs, which could be material to our Consolidated Statements of Income or Consolidated Statements of Financial Position.